UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ocean Wood Capital Management LLP
           -----------------------------------------------------
Address:   4 Albemarle Street
           London, W1S 4GA
           -----------------------------------------------------

Form 13F File Number:
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ William C. Nicholas
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  +44 207 758 5525
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ William C. Nicholas                  London                       11/14/2006
-----------------------          -----------------------              ----------
     [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           13
                                         -----------
Form 13F Information Table Value Total:      $49,199
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AZTAR CORP COM                 COM              054802103     6987  131800 SH       SOLE    NONE     131800      0    0
FIRST DATA CORP                COM              319963104     8400  200000 SH       SOLE    NONE     200000      0    0
FIRST DATA CORP                PUT              319963104        0    2000 PUT      SOLE    NONE       2000      0    0
GOLDEN WEST FINL CORP DEL      COM              381317106    17381  225000 SH       SOLE    NONE     225000      0    0
NORTHWESTERN CORP              COM              668074305     2501   71491 SH       SOLE    NONE      71491      0    0
PLAYBOY ENTERPRISES INC CL B   COM              728117300      277   29484 SH       SOLE    NONE      29484      0    0
SCHOOL SPECIALTY INC           COM              807863105     1059   30000 SH       SOLE    NONE      30000      0    0
TEXAS REGL BANCSHARES INC CL A COM              882673106     4895  127300 SH       SOLE    NONE     127300      0    0
VTG
TYCO INTL LTD NEW              COM              902124106     6158  220000 SH       SOLE    NONE     220000      0    0
TYCO INTL LTD NEW              PUT              902124106        0    2200 PUT      SOLE    NONE       2200      0    0
TYCO INTL LTD NEW              PUT              902124106        0    2200 PUT      SOLE    NONE       2200      0    0
AMERUS GROUP CO                COM              03072M108     1272   18700 SH       SOLE    NONE      18700      0    0
EAGLE MATERIALS INC            COM              26969P108      269    8000 SH       SOLE    NONE       8000      0    0